Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Cash Flows from Operating Activities:
Net Income (Loss)	$ (33,702)	$ (63,290)	$ (119,773)	$ (86,350)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	23,759	5,372	42,292	18,698
Impairment of oil and gas properties	11,416	28,793	47,116	28,793
Deferred tax expense (benefit)			(15,849)	23,052
Unrealized (gains) losses on derivatives	1,204	(13,081)	2,178	(11,098)
Amortization of non-cash compensation	1,758	941	3,605	2,733
Amortization of loan costs and discount			10,536	9,151
Non-cash interest expense			7,077	9,306
Gains (Losses) on Extinguishment of Debt	0	0	21,661	402
Other			9,692	1,839
Changes in operating assets and liabilities:
(Increase) decrease in receivables			5,553	1,616
(Increase) decrease in other current assets			(14,550)	(7,944)
Increase (decrease) in liabilities			1,806	(18,817)
Net Cash Provided by (Used in) Operating Activities			1,344	(28,619)
Cash Flows From Investing Activities:
Capital expenditures			(175,597)	(113,137)
Acquisitions, net of cash acquired			(228,437)	(22,898)
(Increase) Decrease in restricted cash			(179)	31,726
Net Cash Provided by (Used in) Investing Activities			(404,213)	(104,309)
Cash Flows From Financing Activities:
Repayments of borrowings			(247,065)	(97,638)
Borrowings under debt agreements, net of debt discount			595,000	210,000
Proceeds from issuance of common Stock			60,805	118,444
Dividends paid			(833)	(1,400)
Payments for early extinguishment of debt			(7,248)	0
Payment of Debt Issuance Costs			(28,109)	(11,226)
Other financing			5	511
Net Cash Provided by (Used in) Financing Activities			372,555	218,691
Net Increase (Decrease) in Cash and Cash Equivalents			(30,314)	85,763
Cash and Cash Equivalents, Beginning of Period			106,036	99,267
Cash and Cash Equivalents, End of Period	75,722	185,030	75,722	185,030
Cash and Cash Equivalents, End of Period:
Total	$ 75,722	$ 185,030	$ 75,722	$ 185,030